FINANCE COSTS (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Notes and other explanatory information [abstract]
Interest expense on lease liabilities			$ 18	$ 68
Interest expense on dividend payable with a related party (Note 17(b))				348
Interest expense on trade payable with a third party			7
Imputed interest on amount due to a director	21	160	170	158
Imputed interest on amounts due to related parties, net	$ 6	47	88	65
finance cost		$ 207	$ 283	$ 639